NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

Notes payable consisted of the following:

	March 31,	December 31,
	2025	2024
Note payable - Ethos Management Inc.	$-	$-
Note payable - Mercedez-Benz	17,285	19,733
	17,285	19,733
Less current portion	(10,148)	(10,001)
Note payable long-term portion	$7,137	$9,732

Ethos Management Inc.

In January 2023, the Company entered into a financing agreement with Ethos Asset Management Inc. (the “Ethos Loan” or “Ethos”) in the principal amount of up to $10 million. Pursuant to the terms of the Ethos Loan, the Company may draw down financing proceeds equal to $833,333 each month beginning in April 2023, up to the $10 million amount. Interest associated with the Ethos Loan is fixed at 4% per annum and has a three-year grace period for principal and interest payments. Annual principal and interest payments will commence in 2027 and continue through 2034. As a condition to funding, the Company provided Ethos with a $1,875,000 deposit as collateral (the “Deposit Collateral”) for the note.

The Ethos Loan stipulates that fundings should happen approximately every 30 banking days, subject to Ethos completing periodic internal audits to ensure the Company was in compliance with the terms of the loan agreement. In August 2023, Ethos informed the Company that unrelated to the Company, Ethos was undergoing a routine audit of its portfolio, and pending the close of the audit, borrowers may experience delays in drawing on funds when requested. In February 2024, due to the lack of additional fundings and in accordance with the terms of the Ethos Loan, the Company sent Ethos a notice of termination for materially breaching the Ethos Loan agreement. Based on the termination for default clause in the Ethos Loan, the Company was entitled to retain all funds disbursed by Ethos and Ethos must release the Deposit Collateral. At the date of the Ethos Loan termination the principal and accrued interest owed on the Ethos Loan was $2,383,059 and $81,560, respectively. As a result of the Ethos Loan termination, the outstanding principal and accrued interest was offset by the Deposit Collateral leaving $589,619, which is included in Accrued and other current liabilities on the unaudited condensed consolidated balance sheets at March 31, 2025 and December 31, 2024, respectively (See Note 7 – Accrued and Other Current Liabilities).

Mercedes-Benz

In November 2020, the Company entered into a $59,545, 5.90% annual interest rate note payable with Mercedez-Benz for a delivery van. The note matures on November 20, 2026, and is secured by the van. The Company makes a monthly payment of $908, which includes both principal and interest. The outstanding principal on the note at March 31, 2025 and December 31, 2024, was $17,285 and $19,733, respectively.

Notes Assumed in Merger

As a successor to DMAQ, the Company assumed notes payable from the Merger in the amount of $1,565,000, which was comprised of: (i) an unsecured promissory note in the aggregate principal amount of $1,265,000 issued to two affiliates of the Sponsor on October 15, 2022, in connection with the First Extensions, from October 29, 2022 to January 29, 2023, and (ii) an unsecured promissory note in the principal amount of $300,000 issued to an affiliate of the Sponsor on February 9, 2023 in connection with the Second Extension, from January 29, 2023, to July 29, 2023, pursuant to which a monthly payment of $50,000 had been deposited in the Trust Account after January 29, 2023 for six months. Pursuant to the fully executed Promissory Notes, each of the Promissory Notes bears no interest and is due upon the earlier of the consummation of DMA’s initial business combination or the date of the liquidation of DMAQ. During the year ended December 31, 2024, the Company made a principal payment of $100,000 to one of the note holders.

On December 31, 2024, using the proceeds from the November 7, 2024, funding of additional PIPE Convertible Notes (See Note 9 – PIPE Convertible Notes) the Company repaid the remaining balance of such notes in full. The extinguishment of one of the convertible notes resulted in extinguishment accounting. See Note 9 – PIPE Convertible Notes for additional details.

NOTE 10 – NOTES PAYABLE

Notes payable consisted of the following as of December 31:

Revenue from golf simulators and perpetual software licenses is deferred and primarily recognized upon the installation of the golf simulators and acceptance from the customer. Revenue from content software subscriptions is deferred and recognized ratably over the life of the subscription (one or twelve months).

	2024	2023
Note payable - Ethos Management Inc.	$-	$2,499,999
Note payable - Mercedez-Benz	19,733	29,149
	19,733	2,529,148
Less deferred loan fees - Ethos Management Inc.	-	(116,940)
Less current portion	(10,001)	(9,425)
Note payable long-term portion	$9,732	$2,402,783

Ethos Management Inc.

In January 2023, the Company entered into a financing agreement with Ethos Asset Management Inc. (the “Ethos Loan” or “Ethos”) in the principal amount of up to $10 million. Pursuant to the terms of the Ethos Loan, the Company may draw down financing proceeds equal to $833,333 each month beginning in April 2023, up to the $10 million amount. Interest associated with the Ethos Loan is fixed at 4% per annum and has a three-year grace period for principal and interest payments. Annual principal and interest payments will commence in 2027 and continue through 2034. As a condition to funding, the Company provided Ethos with a $1,875,000 deposit as collateral (the “Deposit Collateral”) for the note (See Note 7 – Other Long-Term Assets).

The Ethos Loan stipulates that fundings should happen approximately every 30 banking days, subject to Ethos completing periodic internal audits to ensure the Company was in compliance with the terms of the loan agreement. In August 2023, Ethos informed the Company that unrelated to the Company, Ethos was undergoing a routine audit of its portfolio, and pending the close of the audit, borrowers may experience delays in drawing on funds when requested. In February 2024, due to the lack of additional fundings and in accordance with the terms of the Ethos Loan, the Company sent Ethos a notice of termination for materially breaching the Ethos Loan agreement. Based on the termination for default clause in the Ethos Loan, the Company was entitled to retain all funds disbursed by Ethos and Ethos must release the Deposit Collateral. At the date of the Ethos Loan termination the principal and accrued interest owed on the Ethos Loan was $2,383,059 and $81,560, respectively. As a result of the Ethos Loan termination, the outstanding principal and accrued interest was offset by the Deposit Collateral leaving $589,619, which is included in Accrued and other current liabilities on the consolidated balance sheets at December 31, 2024 (See Note 9 – Accrued and Other Current Liabilities).

Mercedes-Benz

In November 2020, the Company entered into a $59,545, 5.90% annual interest rate note payable with Mercedez-Benz for a delivery van. The note matures on November 20, 2026, and is secured by the van. The Company makes a monthly payment of $908, which includes both principal and interest. The outstanding principal on the note at December 31, 2024 and 2023, was $19,733 and $29,149, respectively.

JPMorgan Chase

In June 2021, the Company entered into a $500,000, 3.00% annual interest rate note payable with JPMorgan Chase Bank, N.A. (“JPMorgan”) and has a maturity date of June 8, 2026. The Company makes a monthly principal and interest payment in the amount of $8,994. There is no prepayment penalty.

In December 2023, the Company entered into a one-year line of credit facility with JPMorgan. See Note 13 – Lines of Credit. The outstanding note payable balance of $257,113 was transferred to the new line of credit.

Notes Assumed in Merger

As a successor to DMAQ, the Company assumed notes payable from the Merger in the amount of $1,565,000, which was comprised of: (i) an unsecured promissory note in the aggregate principal amount of $1,265,000 issued to two affiliates of the Sponsor on October 15, 2022, in connection with the First Extensions, from October 29, 2022 to January 29, 2023, and (ii) an unsecured promissory note in the principal amount of $300,000 issued to an affiliate of the Sponsor on February 9, 2023 in connection with the Second Extension, from January 29, 2023, to July 29, 2023, pursuant to which a monthly payment of $50,000 had been deposited in the Trust Account after January 29, 2023 for six months. Pursuant to the fully executed Promissory Notes, each of the Promissory Notes bears no interest and is due upon the earlier of the consummation of DMA’s initial business combination or the date of the liquidation of DMAQ. During the year ended December 31, 2024, the Company made a principal payment of $100,000 to one of the note holders.

On December 31, 2024, using the proceeds from the November 7, 2024, funding of additional PIPE Convertible Notes (See Note 11 – PIPE Convertible Notes) the Company repaid the remaining balance of such notes in full. The extinguishment of one of the convertible notes resulted in extinguishment accounting. See Note 11 – PIPE Convertible Notes for additional details.